Employee Compensation (Tables)	6 Months Ended
Apr. 30, 2019
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Summary of Ranges of Values used for each Option Pricing Assumption

To determine the fair value of the stock option tranches (i.e. the portion that vests each year) on the grant date, the following ranges of values were used for each option pricing assumption:

For stock options granted during the six months ended	April 30, 2019	April 30, 2018
Expected dividend yield	5.7%	4.1%
Expected share price volatility	20.0% - 20.1%	17.0% - 17.3%
Risk-free rate of return	2.5%	2.1%
Expected period until exercise (in years)	6.5 - 7.0	6.5 - 7.0
Exercise price ($)	89.90	100.63

  Changes to the input assumptions can result in different fair value estimates.

Summary of Pension and Other Employee Future Benefit Expenses

Pension and Other Employee Future Benefit Expenses

Pension and other employee future benefit expenses are determined as follows:

(Canadian $ in millions)
	Pension benefit plans		Other employee future benefit plans
For the three months ended	April 30, 2019	April 30, 2018	April 30, 2019	April 30, 2018
Current service cost	48	53	3	8
Net interest (income) expense on net defined benefit (asset) liability	(4)	(2)	9	11
Administrative expenses	1	1	-	-
Benefits expense	45	52	12	19
Canada and Quebec pension plan expense	26	24	-	-
Defined contribution expense	36	31	-	-
Total pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	107	107	12	19

(Canadian $ in millions)
	Pension benefit plans		Other employee future benefit plans
For the six months ended	April 30, 2019	April 30, 2018	April 30, 2019	April 30, 2018
Current service cost	96	105	5	15
Net interest (income) expense on net defined benefit (asset) liability	(9)	(4)	19	23
Past service income	(5)	-	-	-
Administrative expenses	2	2	-	-
Benefits expense	84	103	24	38
Canada and Quebec pension plan expense	47	44	-	-
Defined contribution expense	90	90	-	-
Total pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	221	237	24	38